INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets, current:
eCoupon program virtual cash liability		¥ 35,538,632	¥ 35,522,328
Accrued expenses		4,639,154	7,076,715
Total gross deferred tax assets, current		40,177,786	42,599,043
Less: valuation allowance		¥ (40,177,786)	(42,294,669)
Net deferred tax assets, current			304,374
Deferred tax assets, non-current:
Operating loss carryforwards		¥ 170,029,284	19,664,857
Property and equipment		2,639,780
Property and equipment			(124,775)
Impairment of investment in non-consolidated affiliate		4,039,503	6,083,848
Advertising and promotional fees		47,705,667	48,948,486
Total gross deferred tax assets, non-current		224,414,234	74,572,416
Less: valuation allowance		¥ (224,414,234)	(74,056,796)
Net deferred tax assets, non-current			515,620
Deferred tax liabilities, non-current:
Acquired intangible assets in business combination		¥ 14,021,725	21,148,963
Software capitalization		37,919	37,919
Total deferred tax liabilities, non-current	$ 2,170,435	¥ 14,059,644	¥ 21,186,882